Employee Benefit Plans (Change In AOCI) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior year	$ 0.3	$ 0.5
Prior service (cost) credit recognized during year	0	(0.2)
Other adjustments	0	0
Current year	0.3	0.3
Health Care Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior year	(17.4)	(34.9)
Prior service (cost) credit recognized during year	17.4	17.4
Other adjustments	0	0.1
Current year	$ 0	$ (17.4)